Financial Assets at Fair Value through Profit or Loss and Financial Investments_Changes In The Allowances For Credit Losses Of Financial Investments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Provision (reversal) for credit losses	₩ 5,234	₩ (483)	₩ 138
Financial assets at fair value through profit or loss and financial investments | 12-month expected credit losses
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	5,370	5,657
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	437
Transfer to lifetime expected credit losses	0	(669)
Sales	(589)	(329)
Provision (reversal) for credit losses	5,195	219
Others	(68)	55
Ending	9,908	5,370	5,657
Financial assets at fair value through profit or loss and financial investments | Non-impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	0	192
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	(188)
Transfer to lifetime expected credit losses	0	669
Sales	0	0
Provision (reversal) for credit losses	39	(702)
Others	0	29
Ending	39	0	192
Financial assets at fair value through profit or loss and financial investments | Impaired
Disclosure Of Changes In The Allowances For Credit Losses Of Financial Investments [Line Items]
Beginning	0	322
Changes In The Allowances For Credit Losses Of Financial Investments [Abstract]
Transfer to 12-month expected credit losses	0	(249)
Transfer to lifetime expected credit losses	0	0
Sales	0	0
Provision (reversal) for credit losses	0	0
Others	73	(73)
Ending	₩ 73	₩ 0	₩ 322